May 01, 2016

FORWARD FUNDS

Supplement dated June 1, 2016

to the

Salient Tactical Muni Strategy Fund Class A, Class C, and Advisor Class Prospectus dated May 1, 2016.

Salient Tactical Muni Strategy Fund Investor Class and Institutional Class Prospectus dated May 1, 2016.

IMPORTANT NOTICE REGARDING CHANGES TO FUND NAME,

PRINCIPAL INVESTMENT STRATEGIES, INVESTMENT ADVISOR/PORTFOLIO

MANAGER, AND SUB-ADVISORS/PORTFOLIO MANAGERS

The following information applies to the Salient Tactical Muni Strategy Fund only:

Change to the Fund Name

Effective June 1, 2016, the name of the Salient Tactical Muni Strategy Fund (the “Fund”) is changed to correspond with the following table:

Current Fund Name	Fund Name Effective June 1, 2016
Salient Tactical Muni Strategy Fund	Salient Tactical Muni & Credit Fund

All references to the Fund by its name in the Prospectus are hereby replaced with “Salient Tactical Muni & Credit Fund.”

Changes to the Principal Investment Strategies

Effective June 1, 2016, the first paragraph of the Fund’s principal investment strategies is revised to read as follows:

The Fund seeks to take advantage of relative value, cross-over trading opportunities and market anomalies and inefficiencies across a wide array of the credit markets. Pacific Investment Management Company LLC (“PIMCO” or the “Sub-Advisor”) uses an absolute return-oriented and tax-efficient investment strategy that seeks to identify attractive long and short investment opportunities in the municipal and other credit markets. The Sub-Advisor’s investment process involves analysis of both fundamental and relative-value characteristics of potential investments across a wide array of fixed income securities. The Sub-Advisor may invest in fixed income instruments of any quality or maturity, including bonds commonly referred to as “junk bonds” and securities that are moral obligations of issuers or subject to appropriations. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in tax-exempt municipal bonds, other types of tax-exempt or taxable fixed income securities, and derivatives that provide similar exposures. The Sub-Advisor may also engage in transactions that seek to hedge portfolio risk.